As filed with the Securities and Exchange Commission on November 4, 2020.

File No. 333-227097
File No. 811-23376

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

☒                              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.
☒	Post-Effective Amendment No. 20

and/or

☒                              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 23

PACIFIC GLOBAL ETF TRUST
(Exact Name of Registrant as Specified in Charter)

840 Newport Center Drive, 7th Floor
Newport Beach, California 92660
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-3391

National Registered Agents, Inc.
160 Greentree Drive, Suite 101
Dover, DE 19904
(Name and address of agent for service)

Copies of communications to:

J.G. Lallande, Esq.

Assistant Vice President & Counsel

Pacific Global Asset Management LLC

840 Newport Center Drive, 7th Floor

Newport Beach, CA 92660

Bibb L. Strench, Esq.
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036-1600

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒                                  Immediately upon filing pursuant to paragraph (b)

☐                                    on [      ] pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    on [      ] pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on [      ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐                                    This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary provided in Post-Effective Amendment No. 19 filed on October 28, 2020, and incorporates Part A, B, and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newport Beach, and State of California, on the November 4, 2020.

Pacific Global ETF Trust
(Registrant)

By:	/s/ Anthony J. Dufault
Name:	Anthony J. Dufault
Title:	President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated on November 4, 2020.

Signature		Title	Date

/s/ Anthony J. Dufault		President and Chief Executive Officer	November 4, 2020
Anthony J. Dufault

/s/ Kevin Byrne*		Trustee and Chairman of the Board	November 4, 2020
Kevin Byrne

/s/ Sharon Cheever*		Trustee	November 4, 2020
Sharon Cheever

/s/ D. Robinson Cluck*		Trustee	November 4, 2020
D. Robinson Cluck

/s/ Robert J. Blattenberg*		Trustee	November 4, 2020
Robert J. Blattenberg

/s/ John C. Siciliano*		Trustee	November 4, 2020
John C. Siciliano

/s/ Joshua Schwab		Treasurer and Principal Financial Officer	November 4, 2020
Joshua Schwab

*By:	/s/ J.G. Lallande

J.G. Lallande, Attorney-in-Fact, pursuant to Powers of Attorney previously filed on February 1, 2019 to the Registrant’s Registration Statement in Pre-Effective Amendment No. 2, which is hereby incorporated by reference.

Exhibit Index

Ex-101.ins	XBRL Instance Document
Ex-101.sch	XBRL Taxonomy Extension Schema Document
Ex-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.lab	XBRL Taxonomy Extension Labels Linkbase
Ex-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document
Ex-101.def	XBRL Taxonomy Extension Definition Linkbase